Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 41,158	$ 38,320
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 41,158	$ 38,320